Debt Instruments (Tables)	12 Months Ended
Jul. 02, 2011
Debt Instruments
Composition Of The Corporation's Long-Term Debt, Which Includes Capital Lease Obligations

In millions	Maturity Date	2011	2010
Senior debt
Euro denominated – 2.25% note	2012	434	375
6.25% notes	2012	–	1,110
3.875% notes	2013	500	500
10% zero coupon notes ($19 million face value)	2014	15	14
10% – 14.25% zero coupon notes ($105 million face value)	2015	72	64
2.75% notes	2016	400	–
4.1% notes	2021	400	–
6.125% notes	2033	500	500
Total senior debt		2,321	2,563
Obligations under capital lease		3	3
Other debt		81	43
Total debt		2,405	2,609
Unamortized discounts		(5)	(6)
Hedged debt adjustment to fair value		9	26
Total long-term debt		2,409	2,629
Less current portion		(473)	(2)
		$1,936	$2,627

Selected Data On The Corporation's Short-Term Obligations

In millions	2011	2010	2009
Maximum month-end borrowings	$605	$132	$461
Average borrowings during the year	323	69	289
Year-end borrowings	238	47	20
Weighted average interest rate during the year	2.36%	2.67%	3.60%
Weighted average interest rate at year-end	1.34	2.69	6.68